Other current assets - Summary of Other Current Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous Current Assets [Abstract]
Prepayments	£ 3,940	£ 431	£ 515
VAT receivable	676	454	366
Total other current assets	£ 4,616	£ 885	£ 881